Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 3 – Discontinued Operations

On March 29, 2024, Quaint Oak Bank sold its 51% interest in OCH. The decision was based on a number of strategic priorities and other factors. As a result of this action, the Company classified the operations of OCH as discontinued operations under ASC 205-20. The Consolidated Balance Sheets, Consolidated Statements of Income and Consolidated Statements of Cash Flows present discontinued operations for the years ended December 31, 2025 or 2024.

No assets or liabilities for OCH were held at December 31, 2025 or 2024.

Quaint Oak Bancorp, Inc.

Notes to Consolidated Financial Statements (Continued)

Note 3 – Discontinued Operations (Continued)

There were no operating results of the discontinued operations as of December 31, 2025. The following presents operating results of the discontinued operations OCH for the year ended December 31, 2024 (in thousands):

For the Year Ended
December 31, 2024
(In thousands)
Interest and Dividend Income
Interest on loans, including fees	$70
Interest and dividends on time deposits, investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	-
Total Interest and Dividend Income	70

Interest Expense
Interest on other borrowings	295
Total Interest Expense	295
Net Interest Loss	(225)

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	404
Other fees and services charges	197
Net loan servicing income	726
Net gain on sale of loans	366
Gain on sale of OCH (1)	1,378
Total Non-Interest Income	3,071

Non-Interest Expense
Salaries and employee benefits	1,681
Occupancy and equipment	219
Professional fees	31
Advertising	146
Other	987
Total Non-Interest Expense	3,064
Total net loss from discontinued operations	$(218)
Loss attributable to non-controlling interest	(782)
Net gain from discontinued operations	$564

(1)	The gain on sale of OCH has been reclassified from prior periods from continuing operations to discontinued operations.

Quaint Oak Bancorp, Inc.

Notes to Consolidated Financial Statements (Continued)